Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2025 USD ($)
PRC
Tax loss carry forwards
Tax loss carry forwards	$ 55,490,670
2026	9,788,037
2027	10,819,024
2028	5,494,757
2029	1,180,190
2030	1,253,457
Thereafter	26,955,205
Hong Kong
Tax loss carry forwards
Tax loss carry forwards	33,546,621
USA
Tax loss carry forwards
Tax loss carry forwards	$ 40,167,909